STOCKHOLDERS' DEFICIT AND MEZZANINE EQUITY - Schedule of Preferred Stock (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)	60,000,000	60,000,000		41,387,260
Issued (in shares)				40,255,926
Convertible preferred stock, shares outstanding (in shares)	0	0	40,255,926	40,255,926	34,541,150	33,672,045
Temporary equity, ending balance	$ 0	$ 0	$ 325,602,000	$ 325,200,758	$ 282,185,326	$ 271,051,511
Series A-1
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				4,168,647
Issued (in shares)				4,168,647
Convertible preferred stock, shares outstanding (in shares)				4,168,647
Issuance Price Per Share				$ 1.56
Temporary equity, ending balance				$ 6,490,026
Liquidation Preference				$ 6,489,982
Series A-2
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				1,893,035
Issued (in shares)				1,893,035
Convertible preferred stock, shares outstanding (in shares)				1,893,035
Issuance Price Per Share				$ 0.58
Temporary equity, ending balance				$ 1,090,840
Liquidation Preference				$ 1,090,820
Series A-3
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				541,863
Issued (in shares)				541,863
Convertible preferred stock, shares outstanding (in shares)				541,863
Issuance Price Per Share				$ 0.83
Temporary equity, ending balance				$ 442,374
Liquidation Preference				$ 442,367
Series B-1
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				4,870,769
Issued (in shares)				4,870,769
Convertible preferred stock, shares outstanding (in shares)				4,870,769
Issuance Price Per Share				$ 4.72
Temporary equity, ending balance				$ 22,984,122
Liquidation Preference				$ 22,984,071
Series B-2
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				533,930
Issued (in shares)				533,930
Convertible preferred stock, shares outstanding (in shares)				533,930
Issuance Price Per Share				$ 3.78
Temporary equity, ending balance				$ 2,015,647
Liquidation Preference				$ 2,015,641
Series C-1
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				10,085,422
Issued (in shares)				10,001,485
Convertible preferred stock, shares outstanding (in shares)				10,001,485
Issuance Price Per Share				$ 11.46
Temporary equity, ending balance				$ 114,562,977
Liquidation Preference				$ 114,587,113
Series C-2
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				982,272
Issued (in shares)				982,272
Convertible preferred stock, shares outstanding (in shares)				982,272
Issuance Price Per Share				$ 9.18
Temporary equity, ending balance				$ 9,003,134
Liquidation Preference				$ 9,003,124
Series C-3
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				1,607,161
Issued (in shares)				559,764
Convertible preferred stock, shares outstanding (in shares)				559,764
Issuance Price Per Share				$ 11.46
Temporary equity, ending balance				$ 7,066,283
Liquidation Preference				$ 6,412,106
Series D-1
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				8,894,451
Issued (in shares)				8,894,451
Convertible preferred stock, shares outstanding (in shares)				8,894,451
Issuance Price Per Share				$ 11.51
Temporary equity, ending balance				$ 97,926,084
Liquidation Preference				$ 102,340,201
Series D-2
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				2,094,931
Issued (in shares)				2,094,931
Convertible preferred stock, shares outstanding (in shares)				2,094,931
Issuance Price Per Share				$ 10.37
Temporary equity, ending balance				$ 21,694,134
Liquidation Preference				$ 21,694,112
Series E-1
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				4,020,556
Issued (in shares)				4,020,556
Convertible preferred stock, shares outstanding (in shares)				4,020,556
Issuance Price Per Share				$ 7.47
Temporary equity, ending balance				$ 33,707,750
Liquidation Preference				$ 30,000,000
Series E-2
Class of Stock [Line Items]
Convertible preferred stock, shares authorized (in shares)				1,694,223
Issued (in shares)				1,694,223
Convertible preferred stock, shares outstanding (in shares)				1,694,223
Issuance Price Per Share				$ 4.86
Temporary equity, ending balance				$ 8,217,388
Liquidation Preference				$ 8,217,284